Supplemental Guarantor/Non-Guarantor Financial Information (CPE Resources only) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Condensed Consolidating Statement of Operations and Comprehensive Income
Revenue	$ 353,234	$ 374,816	$ 329,996	$ 338,052	$ 374,825	$ 425,861	$ 343,183	$ 372,903	$ 1,396,097	$ 1,516,772	$ 1,553,661
Costs and expenses
Cost of product sold (exclusive of depreciation, depletion, amortization and accretion, shown separately)									1,136,318	1,132,399	1,151,117
Depreciation and depletion									100,523	94,575	87,127
Accretion									15,342	13,189	12,469
Derivative financial instruments									(25,611)	(22,754)	(2,275)
Selling, general and administrative expenses									53,066	54,548	51,061
Other operating costs									4,077	2,949	1,419
Total costs and expenses									1,283,715	1,274,906	1,300,918
Operating income	26,865	33,831	17,067	34,619	54,482	81,634	58,722	47,027	112,382	241,866	252,743
Other income (expense)
Interest income									440	1,086	592
Interest expense									(41,665)	(36,327)	(33,866)
Other, net									2,423	(847)	(170)
Total other income (expense)									(49,317)	(7,088)	(53,298)
Income (loss) before income tax provision and earnings (losses) from affiliates									63,065	234,778	199,445
Income tax expense									(11,629)	(62,614)	(11,449)
Earnings from unconsolidated affiliates, net of tax									535	1,556	1,801
Net income	13,901	17,966	4,709	15,395	28,163	85,260	33,678	26,618	51,971	173,720	189,797
Other comprehensive income (loss)
Retiree medical plan amortization of prior service costs									1,775	1,575	1,305
Retiree medical plan adjustment									10,824	(4,665)	(5,602)
Decker pension adjustment									3,199	204	(1,885)
Income taxes on retiree medical plan adjustments									(5,616)	1,039	2,226
Other comprehensive income									10,182	(1,847)	(3,956)
Total comprehensive income									62,153	171,873	185,841
CLOUD PEAK ENERGY RESOURCES LLC AND SUBSIDIARIES
Supplemental Condensed Consolidating Statement of Operations and Comprehensive Income
Revenue									1,396,097	1,516,772	1,553,661
Costs and expenses
Cost of product sold (exclusive of depreciation, depletion, amortization and accretion, shown separately)									1,136,318	1,132,399	1,151,117
Depreciation and depletion									100,523	94,575	87,127
Accretion									15,342	13,189	12,469
Derivative financial instruments									(25,611)	(22,754)	(2,275)
Selling, general and administrative expenses									53,031	54,548	51,061
Other operating costs									4,077	2,949	1,419
Total costs and expenses									1,283,680	1,274,906	1,300,918
Operating income									112,417	241,866	252,743
Other income (expense)
Interest income									440	1,086	592
Interest expense									(41,665)	(36,016)	(33,762)
Other, net									2,650	(847)	(170)
Total other income (expense)									(38,575)	(35,777)	(33,340)
Income (loss) before income tax provision and earnings (losses) from affiliates									73,842	206,089	219,403
Income tax expense									(15,479)	(52,036)	(19,983)
Earnings from unconsolidated affiliates, net of tax									535	1,556	1,801
Net income									58,898	155,609	201,221
Other comprehensive income (loss)
Retiree medical plan amortization of prior service costs									1,775	1,575	1,305
Retiree medical plan adjustment									10,824	(4,665)	(5,602)
Decker pension adjustment									3,199	204	(1,885)
Income taxes on retiree medical plan adjustments									(5,616)	1,039	2,226
Other comprehensive income									10,182	(1,847)	(3,956)
Total comprehensive income									69,080	153,762	197,265
CLOUD PEAK ENERGY RESOURCES LLC AND SUBSIDIARIES | Parent Company (CPE Resources)
Supplemental Condensed Consolidating Statement of Operations and Comprehensive Income
Revenue									13		1
Costs and expenses
Cost of product sold (exclusive of depreciation, depletion, amortization and accretion, shown separately)									87	(12)	192
Depreciation and depletion									2,679	2,403	2,027
Selling, general and administrative expenses									728	742	811
Other operating costs									3,067
Total costs and expenses									6,561	3,133	3,030
Operating income									(6,548)	(3,133)	(3,029)
Other income (expense)
Interest income									440	1,086	590
Interest expense									(39,410)	(33,963)	(32,772)
Other, net									(395)
Total other income (expense)									(39,365)	(32,877)	(32,182)
Income (loss) before income tax provision and earnings (losses) from affiliates									(45,913)	(36,010)	(35,211)
Income tax expense									15,645	32,134	83,425
Earnings from unconsolidated affiliates, net of tax									23	17	21
Earnings from consolidated affiliates, net of tax									89,143	159,468	152,986
Net income									58,898	155,609	201,221
Other comprehensive income (loss)
Retiree medical plan amortization of prior service costs									1,775	1,575	1,305
Retiree medical plan adjustment									10,824	(4,665)	(5,602)
Decker pension adjustment									3,199	204	(1,885)
Income taxes on retiree medical plan adjustments									(5,616)	1,039	2,226
Other comprehensive income									10,182	(1,847)	(3,956)
Total comprehensive income									69,080	153,762	197,265
CLOUD PEAK ENERGY RESOURCES LLC AND SUBSIDIARIES | Guarantor Subsidiaries
Supplemental Condensed Consolidating Statement of Operations and Comprehensive Income
Revenue									1,374,610	1,494,597	1,529,846
Costs and expenses
Cost of product sold (exclusive of depreciation, depletion, amortization and accretion, shown separately)									1,113,988	1,103,013	1,125,340
Depreciation and depletion									102,329	89,554	80,689
Accretion									11,328	9,852	8,539
Derivative financial instruments									(25,611)	(22,754)	(2,275)
Selling, general and administrative expenses									52,302	53,808	50,250
Other operating costs									1,010	2,949	1,419
Total costs and expenses									1,255,346	1,236,422	1,263,962
Operating income									119,264	258,175	265,884
Other income (expense)
Interest income											1
Interest expense									(1,890)	(1,991)	(932)
Other, net									2,516	(847)	(170)
Total other income (expense)									626	(2,838)	(1,101)
Income (loss) before income tax provision and earnings (losses) from affiliates									119,890	255,337	264,783
Income tax expense									(32,473)	(89,142)	(106,956)
Earnings from unconsolidated affiliates, net of tax									512	1,539	1,780
Earnings from consolidated affiliates, net of tax									1,214	(8,266)	(6,621)
Net income									89,143	159,468	152,986
Other comprehensive income (loss)
Retiree medical plan amortization of prior service costs									1,775	1,575	1,305
Retiree medical plan adjustment									10,824	(4,665)	(5,602)
Decker pension adjustment									3,199	204	(1,885)
Income taxes on retiree medical plan adjustments									(5,616)	1,039	2,225
Other comprehensive income									10,182	(1,847)	(3,957)
Total comprehensive income									99,325	157,621	149,029
CLOUD PEAK ENERGY RESOURCES LLC AND SUBSIDIARIES | Non-Guarantor Subsidiaries
Supplemental Condensed Consolidating Statement of Operations and Comprehensive Income
Revenue									21,474	22,176	23,814
Costs and expenses
Cost of product sold (exclusive of depreciation, depletion, amortization and accretion, shown separately)									22,243	29,397	25,585
Depreciation and depletion										2,618	4,411
Depreciation and depletion									(4,485)
Accretion									4,014	3,336	3,930
Total costs and expenses									21,772	35,352	33,926
Operating income									(298)	(13,176)	(10,112)
Other income (expense)
Interest income											1
Interest expense									(365)	(63)	(58)
Other, net									529
Total other income (expense)									164	(62)	(57)
Income (loss) before income tax provision and earnings (losses) from affiliates									(134)	(13,238)	(10,169)
Income tax expense									1,348	4,972	3,548
Net income									1,214	(8,266)	(6,621)
Other comprehensive income (loss)
Decker pension adjustment									3,199	204	(1,885)
Income taxes on retiree medical plan adjustments									(1,185)	(73)	678
Other comprehensive income									2,014	131	(1,207)
Total comprehensive income									3,228	(8,135)	(7,828)
CLOUD PEAK ENERGY RESOURCES LLC AND SUBSIDIARIES | Eliminations
Other income (expense)
Earnings from consolidated affiliates, net of tax									(90,357)	(151,202)	(146,365)
Net income									(90,357)	(151,202)	(146,365)
Other comprehensive income (loss)
Retiree medical plan amortization of prior service costs									(1,775)	(1,575)	(1,305)
Retiree medical plan adjustment									(10,824)	4,665	5,602
Decker pension adjustment									(6,398)	(408)	3,770
Income taxes on retiree medical plan adjustments									6,801	(966)	(2,903)
Other comprehensive income									(12,196)	1,716	5,164
Total comprehensive income									$ (102,553)	$ (149,486)	$ (141,201)